Cover	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--10-31
Entity File Number	000-56815
Entity Registrant Name	KHEOBA Limited
Entity Central Index Key	0002084698
Entity Address, Address Line One	1 Kampong Ampat
Entity Address, Address Line Two	08-11 One KA
Entity Address, City or Town	MacPherson
Entity Address, Country	SG
Entity Address, Postal Zip Code	368314